Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Small Cap Value Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.17%♦
Basic Industry — 6.12%
Ashland	150,400	$ 8,917,216
Avient	388,050	14,419,938
Berry Global Group	200,860	14,022,037
Constellium †	620,450	6,260,340
HB Fuller	199,000	11,167,880
Huntsman	454,771	7,180,834
Knife River †	124,100	11,195,061
Louisiana-Pacific	211,566	19,459,841
Ryerson Holding	284,892	6,541,120
		99,164,267
Consumer Discretionary — 9.41%
Acushnet Holdings	183,200	12,578,512
Boyd Gaming	179,450	11,813,193
Choice Hotels International	70,300	9,334,434
Columbia Sportswear	109,000	8,250,210
Crocs †	82,450	8,756,190
Group 1 Automotive	50,750	19,383,962
KB Home	252,950	14,701,454
M/I Homes †	89,600	10,230,528
Meritage Homes	249,200	17,663,296
Oxford Industries	73,100	4,288,777
Patrick Industries	120,350	10,176,796
Steven Madden	276,450	7,364,628
Texas Roadhouse	58,450	9,739,524
UniFirst	47,832	8,322,768
		152,604,272
Consumer Staples — 2.61%
Flowers Foods	442,700	8,415,727
J & J Snack Foods	131,700	17,347,524
Performance Food Group †	209,653	16,485,015
		42,248,266
Energy — 6.45%
Gulfport Energy †	110,950	20,430,333
International Seaways	283,000	9,395,600
Kinetik Holdings	292,700	15,202,838
Kodiak Gas Services	439,300	16,385,890
Liberty Energy	444,150	7,030,895
Magnolia Oil & Gas Class A	597,900	15,102,954
Matador Resources	300,270	15,340,794
Noble	241,900	5,733,030
		104,622,334
Financial Services — 29.81%
Amalgamated Financial	258,950	7,444,813
Assurant	87,700	18,395,075
Axis Capital Holdings	357,900	35,875,896
Bank of NT Butterfield & Son	395,600	15,396,752
Bread Financial Holdings	224,350	11,235,448
Cadence Bank	490,700	14,897,652
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Financial Services (continued)
Columbia Banking System	1,053,633	$ 26,277,607
Comerica	292,200	17,257,332
East West Bancorp	280,536	25,180,911
Essent Group	354,300	20,450,196
First Financial Bancorp	591,550	14,776,919
FNB	1,970,200	26,499,190
Hancock Whitney	567,700	29,775,865
Hanover Insurance Group	129,450	22,517,827
Hope Bancorp	1,411,470	14,778,091
Merchants Bancorp	255,550	9,455,350
Old National Bancorp	1,241,250	26,302,087
P10 Class A	820,590	9,641,933
Selective Insurance Group	140,990	12,906,225
Stewart Information Services	136,300	9,725,005
Stifel Financial	249,250	23,494,305
Synovus Financial	554,350	25,910,319
Valley National Bancorp	2,786,100	24,768,429
WaFd	391,950	11,201,931
Webster Financial	564,383	29,093,944
		483,259,102
Healthcare — 4.00%
Globus Medical Class A †	176,000	12,883,200
ICU Medical †	71,400	9,914,604
Integer Holdings †	144,450	17,046,544
Merit Medical Systems †	107,900	11,406,109
Prestige Consumer Healthcare †	157,450	13,535,977
		64,786,434
Industrials — 14.96%
Atkore	110,100	6,604,899
Beacon Roofing Supply †	176,350	21,814,495
CACI International Class A †	51,600	18,933,072
Centuri Holdings †	346,750	5,683,233
Everus Construction Group †	212,825	7,893,679
Griffon	229,850	16,434,275
Herc Holdings	74,500	10,003,115
ITT	176,580	22,807,073
KBR	317,675	15,823,392
Leonardo DRS	522,300	17,173,224
MasTec †	191,896	22,396,182
NEXTracker Class A †	246,382	10,382,537
Regal Rexnord	98,690	11,235,857
Terex	376,100	14,209,058
Timken	225,350	16,195,904
WESCO International	82,150	12,757,895
Zurn Elkay Water Solutions	367,700	12,126,746
		242,474,636
NQ-F2 [0325] 0525 (4471743)    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Small Cap Value Series
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Real Estate Investment Trusts — 9.19%
Agree Realty	328,350	$ 25,345,336
Apple Hospitality REIT	1,306,650	16,868,852
Centerspace	171,400	11,098,150
Community Healthcare Trust	288,250	5,234,620
Independence Realty Trust	1,177,020	24,988,135
Kite Realty Group Trust	830,873	18,586,629
LXP Industrial Trust	2,210,050	19,116,932
National Health Investors	281,500	20,791,590
Plymouth Industrial	429,200	6,995,960
		149,026,204
Technology — 6.96%
ACI Worldwide †	232,400	12,714,604
Allegro MicroSystems †	624,050	15,682,377
Belden	152,165	15,254,541
Cirrus Logic †	127,350	12,691,064
Diodes †	215,100	9,285,867
Flex †	337,316	11,158,413
RingCentral Class A †	241,400	5,977,064
TD SYNNEX	128,700	13,379,652
TTM Technologies †	812,862	16,671,800
		112,815,382
Transportation — 2.00%
Kirby †	133,700	13,505,037
Saia †	9,100	3,179,813
Werner Enterprises	535,650	15,694,545
		32,379,395
Utilities — 4.66%
Black Hills	256,210	15,539,137
MDU Resources Group	951,300	16,086,483
OGE Energy	528,600	24,294,456
Southwest Gas Holdings	272,400	19,558,320
		75,478,396
Total Common Stocks (cost $1,152,791,697)		1,558,858,688

	Number of shares	Value (US $)

Short-Term Investments — 3.51%
Money Market Mutual Funds — 3.51%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	14,235,321	$ 14,235,321
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	14,235,321	14,235,321
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	14,235,321	14,235,321
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	14,235,322	14,235,322
Total Short-Term Investments (cost $56,941,285)		56,941,285

Total Value of Securities—99.68% (cost $1,209,732,982)		1,615,799,973
Receivables and Other Assets Net of Liabilities—0.32%		5,222,290
Net Assets Applicable to 42,355,888 Shares Outstanding—100.00%		$1,621,022,263
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust

2    NQ-F2 [0325] 0525 (4471743)